POST-EMPLOYMENT BENEFITS - Reconciliation of the liabilities of the pension plans and other benefits (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Amounts recognized in balance sheet and statement of income for the year
Fair value of plan assets	R$ (31,394,339)	R$ (29,687,699)
Social security defined benefit plans
Amounts recognized in balance sheet and statement of income for the year
Present value of actuarial obligations partially or fully covered	37,523,363	33,303,765
Fair value of plan assets	(31,394,339)	(29,687,699)
Liabilities / (Assets) net	6,791,370	4,791,681
Net current cost of service	80,782	57,143
Net interest cost	323,488	229,058
Actuarial expense / (revenue) recognized in the year	404,270	286,201
Social security defined benefit plans | Effect of asset ceiling
Amounts recognized in balance sheet and statement of income for the year
Liabilities / (Assets) net	R$ 662,346	R$ 1,175,615